Investment in Disney Savings Plan Master Trust (Details) - Disney Hourly Savings and Investment Plan - Investment, Identifier [Axis]: The Walt Disney Company Common Stock	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Purchase Price	$ 68,535,623
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	$ (165,558,598)